Schedule of debenture issuance (Details) - Debentures [Member] - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	October 25, 2021
Principal amount	R$ 610,217
Cost	R$ 35,645
Interest rate (p.a.)	CDI + 4.50%
Maturity Date	October 27, 2024